Investment in Securities (Summary of Roll-forward of Allowance for Credit Losses) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Accounts And Financing Receivable For Credit Losses [Line Items]
Beginning	¥ 120	¥ 120
Increase (Decrease) from the effects of changes in foreign exchange rates	1	1
Ending	121	121
Foreign municipal bond securities
Accounts And Financing Receivable For Credit Losses [Line Items]
Beginning	120	120
Increase (Decrease) from the effects of changes in foreign exchange rates	1	1
Ending	¥ 121	¥ 121